Annual Total Returns - Fidelity Advisor® Health Care Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Health Care Fund - Fidelity Advisor Health Care Fund-Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	16.93%
Annual Return 2011	7.66%
Annual Return 2012	19.68%
Annual Return 2013	55.70%
Annual Return 2014	32.23%
Annual Return 2015	5.95%
Annual Return 2016	(10.33%)
Annual Return 2017	24.09%
Annual Return 2018	7.34%
Annual Return 2019	27.89%